Acquisitions and disposals - Acquisitions (Details) £ in Millions, GW in Millions, $ in Millions	Jun. 28, 2022 GBP (£) GW	Jun. 28, 2022 USD ($)	May 31, 2022 USD ($)
Spirit Energy's [member]
Schedule of Business Acquisitions, by Acquisition [Table]
Cash consideration			$ 193
Cash consideration lifting of volumes			$ 25
Spirit Energy's [member] | Minimum (%) [member]
Schedule of Business Acquisitions, by Acquisition [Table]
Percentage of share acquired			11.56%
Spirit Energy's [member] | Maximum (%) [member]
Schedule of Business Acquisitions, by Acquisition [Table]
Percentage of share acquired			48.78%
Spirit Energy's [member] | E&P Norway [member]
Schedule of Business Acquisitions, by Acquisition [Table]
Cash consideration			$ 96
Property, plant and equipment recognised as of acquisition date			98
Asset Retirement Obligation			390
Deferred tax liabilities			(298)
Increase in taxes payable			98
Spirit Energy's [member] | E&P International [member]
Schedule of Business Acquisitions, by Acquisition [Table]
Cash consideration			72
Property, plant and equipment recognised as of acquisition date			98
Asset Retirement Obligation			$ 241
Triton Power [member]
Schedule of Business Acquisitions, by Acquisition [Table]
Ownership interest in joint venture	50.00%
Total purchase price	£ 341	$ 413
Power generation capacity | GW	1.2
Triton Power [member] | SSE Renewables [member]
Schedule of Business Acquisitions, by Acquisition [Table]
Ownership interest in joint venture	50.00%